LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

22      LEASE

The Group as a lessee

The Group has lease contracts for various items of plant and machinery, motor vehicles, other equipment and land use rights used in its operations.

(a)      Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during 2022 and 2021 are as follows:

	Buildings	Machinery	Land use rights	Total
As of January 1, 2022	359,104	385,186	18,297,719	19,042,009
Additions	56,117	22,393	601,649	680,159
Transfer from investment properties (Note 8)	—	—	5,997	5,997
Lease modification (Note 7)	—	(3,816)	(977,923)	(981,739)
Transfer to property, plant and equipment	—	(64,939)	—	(64,939)
Transfer to investment properties	—	—	(46,981)	(46,981)
Disposal	—	—	(78,446)	(78,446)
Depreciation	(82,820)	(62,167)	(1,137,375)	(1,282,362)
Currency translation differences	(56)	—	—	(56)
As of December 31, 2022	332,345	276,657	16,664,640	17,273,642

	Buildings	Machinery	Land use rights	Total
As of January 1, 2021	240,402	1,772,007	13,484,314	15,496,723
Additions	8,546	11,228	117,471	137,245
Transfer from property, plant and equipment (Note 7)	—	—	68,377	68,377
Lease modification (i)	377,873	—	5,300,918	5,678,791
Transfer to property, plant and equipment	(143,646)	(1,199,382)	—	(1,343,028)
Transfer to investment properties	—	—	(90,314)	(90,314)
Disposal	—	—	(32,173)	(32,173)
Depreciation	(124,048)	(130,923)	(516,980)	(771,951)
Impairment losses	—	(67,744)	(37,561)	(105,305)
Currency translation differences	(23)	—	3,667	3,644
As of December 31, 2021	359,104	385,186	18,297,719	19,042,009
(i)	Pursuant to the framework lease contract entered into between the Company and Chinalco in 2001, the annual consideration for certain lands leased by the Group from Chinalco for the period commencing January 1, 2022 was re-negotiated between contract parties, which constitute lease modifications As of December 31, 2021 and results in remeasurement of the lease liabilities and a corresponding adjustment to the right-of-use assets.

As of December 31, 2022, the Group has pledged land use rights at a net carrying value amounting to RMB241 million (December 31, 2021: RMB234 million) for bank and other borrowings as set out in Note 26.

22      LEASE (CONTINUED)

The Group as a lessee (Continued)

(b)      Lease liabilities

The carrying amount of lease liabilities  and the movements during the year are as follows:

Year ended
December 31,
2022
Carrying amount of January 1	11,493,471
New leases	477,299
Lease modification	(951,047)
Accretion of interest recognized during the year	678,855
Payments	(1,599,072)

Carrying amount at December 31	10,099,506

Analyzed into:
Current portion	890,033
Non-current portion	9,209,473

(c)      The amounts recognized in profit or loss in relation to leases are as follows:

	2022	2021	2020
Interests on lease liabilities	678,855	344,886	438,033
Depreciation charge of right-of-use assets	1,282,362	771,951	745,245
Expenses relating to short-term leases and leases of low-value assets	28,967	51,739	91,537

Total amount recognized in profit or loss	1,990,184	1,168,576	1,274,815

(d)      The total cash outflow for leases is disclosed in Notes 37(c).

The Group as a lessor

Rental income recognized by the Group during the year was RMB317 million (2021: RMB312 million, 2020: RMB335 million), details of which are included in Note 5. In the opinions of the directors, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases are not material.